Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

The following table presents the movement in intangible assets:

	December 31, 2013				December 31, 2014
(In thousands)	Cost	Amortization	Impairment	Net book value	Cost	Amortization	Impairment	Net book value
Content copyrights	110,346	(89,396)	—	20,950	137,470	(116,511)	—	20,959
—Exclusive	84,313	(67,487)	—	16,826	106,942	(93,172)	—	13,770
—Non-exclusive (note a)	26,033	(21,909)	—	4,124	30,528	(23,339)	—	7,189
Land use rights	5,298	(78)	—	5,220	5,279	(253)	—	5,026
Trademarks	—	—	—	—	6,168	(167)	—	6,001
Non-compete agreement	—	—	—	—	1,502	(252)	—	1,250
Technology (including right-to-use)	—	—	—	—	2,399	(100)	—	2,299
Acquired computer software	1,284	(1,061)	—	223	1,468	(1,141)	—	327
Internal use software development costs	718	(395)	—	323	716	(537)	—	179
Online game licenses (note b)	5,321	(3,343)	(808)	1,170	5,304	(4,478)	(808)	18
Domain name	200	(110)	—	90	200	(149)	—	51

	123,167	(94,383)	(808)	27,976	160,506	(123,588)	(808)	36,110

Less: Content copyrights, current portion				(16,018)				(16,013)

				11,958				20,097

Note a:	Included in non-exclusive content copyrights are net book values of USD 1,987 thousand and USD 1,401 thousand of rights that were acquired from barter transactions as of December 31, 2013 and 2014, respectively. These assets were initially recorded at their respective fair values determined at the time of exchange.
Note b:	In 2013, indicator of possible impairment triggered the Group to perform an impairment test for one online game license. The impairment test was triggered by the significant decline in the revenue generated by the one online game. For the quarter ended December 31, 2013, this online game only generated revenue amounted to USD 27 thousand as compared to USD 303 thousand for the quarter ended September 30, 2013, which was significantly lower than the Group’s expectation. The impairment test was performed using a discounted cash flow analysis that requires certain assumptions and estimates regarding economics and future profitability. As of December 31, 2014, full provision for impairment has been provided for this online game license.

Schedule of Amortization Expense Recognized

Amortization expense recognized for the years ended December 31, 2012, 2013 and 2014 are summarized as follows:

	Years ended December 31
(In thousands)	2012	2013	2014
Cost of revenues	47,810	36,980	35,181
Cost of barter transactions (note 2(r))	2,380	916	2,606
General and administrative expenses	388	418	412
Research and development expenses	—	—	542

Total	50,578	38,314	38,741

Schedule of Estimated Aggregate Amortization Expense

The estimated aggregate amortization expense for each of the next five years as of December 31, 2014 is:

(In thousands)	Content Copyrights	Others
2015	15,780	2,052
2016	4,421	1,897
2017	758	1,815
2018	—	1,614
2019 and thereafter	—	7,773

Schedule of Weighted Average Amortization Periods of Intangible Assets

The weighted average amortization periods of intangible assets as at December 31, 2013 and 2014 are as below:

(In year)	December 31, 2013	December 31, 2014
Copyrights related to content	2.83	2.78
Land use right	30	30
Trademarks	—	7
Non-compete agreement	—	4
Technology (including right-to-use)	—	8
Acquired computer software	5	5
Internal use software development costs	5	5
Online game licenses	3	3
Domain name	5	5

Total	4.04	3.97